License Agreements	12 Months Ended
Dec. 31, 2012
License Agreements
License Agreements

10. License Agreements

Rolapitant In-License

In December 2010, the Company entered into a license agreement with OPKO Health, Inc. (“OPKO”) to obtain an exclusive, royalty-bearing, sublicensable worldwide license to research, develop, manufacture, market and sell rolapitant. The license agreement also extended to an additional, backup compound, SCH900978, to which the Company has the same rights and obligations as rolapitant, but which the Company is not currently advancing. Under the OPKO license the Company is obligated to use commercially reasonable efforts to conduct all preclinical, clinical, regulatory and other activities necessary to develop and commercialize rolapitant. Under the terms of the OPKO license, the Company paid OPKO $6.0 million upon signing the agreement and issued 1,500,000 shares of our Junior Preferred Stock. At the time of the license transaction, the fair value of Junior Preferred Stock was determined to be $630,000. The Company is also required to make development milestone payments to OPKO of up to an aggregate of $30.0 million if specified regulatory and initial commercial sales milestones are achieved. In addition, the Company is required to make additional milestone payments to OPKO of up to an aggregate of $85.0 million if specified levels of annual net sales of rolapitant are achieved. If commercial sales of rolapitant commence, the Company is required to pay OPKO tiered royalties on the amount of annual net sales achieved in the United States and Europe at percentage rates that range from the low teens to the low twenties, which the Company expects will result in an effective royalty rate in the low teens. The royalty rate on annual net sales outside of the United States and Europe is slightly above the single digits. If the Company elects to develop and commercialize rolapitant in Japan through a third-party licensee the Company will share equally with OPKO all amounts received by it in connection with such activities under the Company’s agreement with such third party, subject to certain exceptions and deductions. OPKO also retains an option to become the exclusive distributor of such products in Latin America, provided that OPKO exercises that option within a defined period following specified regulatory approvals in the United States. The Company is responsible for all preclinical, clinical, regulatory and other activities necessary to develop and commercialize rolapitant. There were no ongoing clinical trials for rolapitant at the time of its acquisition. As of the date of acquisition, none of the assets acquired had alternative future uses, nor had they reached a stage of technological feasibility. As no process or activities were acquired along with the license, the transaction was accounted for as an asset acquisition by recording the entire purchase price to acquired in-process research and development expense of $6.6 million. As of December 31, 2012, the Company has not made any additional milestone payments under this license agreement.

ALK In-License

In March 2011, the Company entered into a license agreement with Amgen, Inc., or Amgen, under which it received an exclusive, royalty bearing, sublicensable worldwide license under certain of Amgen’s patent rights to research, develop, manufacture, market and sell licensed ALK inhibitor compounds, including TSR-011. The Company is also responsible for using commercially reasonable efforts to conduct all preclinical, clinical, regulatory and other activities necessary to develop and commercialize an ALK product. In the event that the Company wishes to sublicense any of the development and commercialization rights to any third party, it is required to grant to Amgen a right of first negotiation with respect to the rights it proposes to sublicense. Under the terms of the license agreement, in 2011 the Company made an up-front payment to Amgen of $0.5 million. In November 2012, in connection with the initiation of its Phase 1/2 clinical trial for TSR-011, the Company made an additional milestone payment to Amgen of $1.0 million.  The Company is required to make aggregate milestone payments to Amgen of up to an additional $137 million if specified clinical development, regulatory, initial commercialization and annual net product sales milestones are achieved. If commercial sales of a product commence, the Company will pay Amgen royalties at percentage rates ranging from the mid-single digits to slightly above the single digits based on cumulative worldwide net sales. At the time of the license transaction, ALK was a preclinical compound. As of the date of acquisition, none of the assets acquired had alternative future uses, nor had they reached a stage of technological feasibility. As no processes or activities were acquired along with the license, the transaction was accounted for as an asset acquisition and the entire purchase price of $0.5 million was recorded as acquired in-process research and development expense. Milestone payments, including the $1.0 million milestone payment made during 2012, are also recorded as acquired in-process research and development and expensed as achieved.

Niraparib In-License

In May 2012, the Company entered into a license agreement with Merck Sharp & Dohme Corp., a subsidiary of Merck & Co., Inc. (“Merck”), under which the Company obtained exclusive, worldwide rights to certain patents and non-exclusive rights to certain Merck know-how, to research, develop, manufacture, market and sell niraparib and a backup compound, MK-2512, for all therapeutic and prophylactic uses in humans. The Company is not currently advancing MK-2512. Under the Merck license, the Company is obligated to use diligent efforts to develop and commercialize a licensed product. Under the terms of the license agreement, the Company was required to make an up-front payment to Merck of $7.0 million in June 2012. The Company is also required to make milestone payments to Merck of up to $57.0 million in development and regulatory milestones for the first indication, up to $29.5 million in development and regulatory milestones for each successive indication, and up to $87.5 million in one-time sales milestones based on the achievement of annual sales objectives. If commercial sales of niraparib commence, the Company will pay Merck tiered royalties at a percentage rate in the low teens based on worldwide annual net sales. As of the date of acquisition, none of the assets acquired had alternative future uses, nor had they reached a stage of technological feasibility. As no process or activities were acquired along with the license, the transaction has been accounted for as an asset acquisition and the entire purchase price of $7.0 million has been recorded as acquired in-process research and development expense. As of December 31, 2012, the Company has not made any additional milestone payments under this license agreement.

Technology Licenses

During October 2012, the Company entered into two license agreements with AstraZeneca UK Limited, having aggregate upfront payments of approximately $0.4 million. These agreements provide the Company with the exclusive right to certain methods of treating patients with PARP inhibitors solely with respect to niraparib. Under certain circumstances, the Company may be required to make milestone and royalty payments to AstraZeneca UK Limited based on the achievement of certain development and regulatory milestone events with regard to niraparib, and on net sales of niraparib.